Loss Per Share - Schedule of Diluted Net Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive securities	2,048,444	322,045
Stock Options [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive securities	148,348	322,045
Warrants [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive securities	1,592,590
Convertible preferred shares and PPCs [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive securities	307,506